SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
For the years ended December 31, 2015, 2014 and 2013 we earned approximately 94%, 91% and 93%, respectively, of our revenue from prime contracts with the U.S. Government or subcontracts with other contractors engaged in work for the U.S. Government. The percentage of total revenue by customer sector was a follows:

	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013

Department of Defense	87%	70%	73%
Other intelligence agencies and law enforcement	6%	21%	20%
Commercial and other	7%	9%	7%